SHARE CAPITAL DISCLOSURE: Schedule of fair value assumptions, November Offering Warrants (Details) - November Offering 2024	12 Months Ended
Jan. 31, 2025 $ / shares
Expected life of warrants	1.5 years
Risk-Free Interest Rate	3.37%
Annualized volatility	362.00%
Fair Value at the date of transaction	$ 0.065